Inventories - Schedule of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [abstract]
Gold-in-process and stockpiles	$ 325.0	$ 305.4
Consumable stores	176.5	220.9
Total inventories	501.5	526.3
Heap leach and stockpiles inventories included in non-current assets	(133.3)	(132.8)
Total current inventories	$ 368.2	$ 393.5